Accounts Receivable	6 Months Ended
Jun. 30, 2024
Trade and other receivables [abstract]
Accounts Receivable

B.7. ACCOUNTS RECEIVABLE
Accounts receivable break down as follows:

(€ million)	June 30, 2024	December 31, 2023
Gross value	8,602	8,528
Allowances	(92)	(95)
Carrying amount	8,510	8,433
The impact of allowances against accounts receivable in the first half of 2024 was a net expense of €3 million (versus a net expense of €2 million for the first half of 2023).
The table below shows the ageing profile of overdue accounts receivable, based on gross value:

(€ million)	Overdue accounts gross value	Overdue by <1 month	Overdue by 1-3 months	Overdue by 3-6 months	Overdue by 6-12 months	Overdue by > 12 months
June 30, 2024	646	264	105	137	69	71
December 31, 2023	689	269	154	123	62	81
Some Sanofi subsidiaries have assigned receivables to factoring companies or banks without recourse. The amount of receivables that met the conditions described in Note B.8.6. to the consolidated financial statements for the year ended December 31, 2023 and hence were derecognized was €503 million as of June 30, 2024 (versus €761 million as of December 31, 2023). The residual guarantees relating to those transfers were immaterial as of June 30, 2024.